Cash and Cash Equivalents (Tables)	12 Months Ended
Dec. 31, 2023
Text Block [Abstract]
Summary of Cash and Cash Equivalents

	December 31, 2022	December 31, 2023
	NT$	NT$
	(In Millions)	(In Millions)

Cash and deposits in banks	$1,329,291.4	$1,453,101.6
Money market funds	-	10,898.7
Repurchase agreements	1,133.3	1,346.7
Government bonds/Agency bonds	2,451.6	50.8
Commercial paper	9,566.4	30.0
Corporate bonds	371.4	-

	$1,342,814.1	$1,465,427.8